Average Annual Total Returns - FidelityValueFund-RetailPRO - FidelityValueFund-RetailPRO - Fidelity Value Fund	Dec. 30, 2023
Fidelity Value Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.01%)
Past 5 years	7.93%
Past 10 years	10.91%
Fidelity Value Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(10.43%)
Past 5 years	6.06%
Past 10 years	9.38%
Fidelity Value Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.30%)
Past 5 years	5.85%
Past 10 years	8.59%
RS013
Average Annual Return:
Past 1 year	(12.03%)
Past 5 years	5.72%
Past 10 years	10.11%